ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
Payables and Accruals [Abstract]
Summary of Accrued Expenses and Other Current Liabilities
	As of	As of	As of
	December 31,	December 31,	December 31,
	2015	2016	2016
	RMB	RMB	US$

Advance from end users*	35,352	34,388	4,953
Advance from prepaid cards**	62,138	-	-
Business tax and other taxes payable	675	3,280	472
Deferred government grant	11,757	5,018	723
Professional fees payable	9,842	15,136	2,180
Promotional events payables	5,439	7,921	1,141
Unpaid consideration for business combination***	6,300	104,490	15,050
Others	9,109	13,922	2,005

	140,612	184,155	26,524

* Advance from end users represents (1) payments received by the Group in advance from the end users prior to the purchase of lottery tickets, and (2) payments received by the Group in advance from the end users prior to the purchase of sports information.

** Advance from prepaid cards represents the unused remaining value on the prepaid cards as at the balance sheet date. The balance as of December 31, 2016 was nil since Sumpay.cn has been disposed in May 2016.

*** Unpaid consideration for business combination represents the unpaid cash consideration and contingent consideration relating to the acquisition of Qufan as of December 31, 2016. As of the date of the annual report, RMB52,760 has been paid to the shareholders of Qufan.